Contingent Liabilities - Additional Information (Detail) £ in Millions			9 Months Ended
	Jul. 01, 2021 GBP (£)	Jul. 01, 2021 EUR (€)	Sep. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Contingent Liabilities [Abstract]
Prevailing rate of employer national insurance			13.80%
Employer national insurance contingent liability			£ 0.5	£ 0.8
Payment of security deposit to cover legal costs	£ 3.0	€ 3,000